UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Strategic Global Government Fund, Inc.

840 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: January 31

Date of reporting period: August 1, 2006 - October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.2%
Banking & Finance 3.9%
ATF Bank JSC
8.875% due 11/09/2009	$1,500	$1,533
Banque Centrale de Tunisie
7.375% due 04/25/2012	2,000	2,170
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	2,000	2,017
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	5,000	4,950
PT Bank Negara Indonesia Tbk
10.000% due 11/15/2012	2,000	2,070
VTB Capital SA for Vneshtorgbank
5.970% due 08/01/2008 (a)	2,000	2,000

		14,740

Industrials 14.1%
Bon-Ton Stores, Inc.
10.250% due 03/15/2014	2,000	2,038
Cablemas S.A. de C.V.
9.375% due 11/15/2015	2,000	2,125
CSN Islands IX Corp.
10.500% due 01/15/2015	3,700	4,306
Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,000	935
8.375% due 05/01/2016	2,000	2,065
EchoStar DBS Corp.
7.125% due 02/01/2016	1,500	1,474
Gaz Capital for Gazprom
8.625% due 04/28/2034	3,000	3,808
Georgia-Pacific Corp.
7.700% due 06/15/2015	1,500	1,530
7.750% due 11/15/2029	1,500	1,489
HCA, Inc.
9.000% due 12/15/2014	1,500	1,445
Herbst Gaming, Inc.
8.125% due 06/01/2012	2,000	2,060
Lyondell Chemical Co.
8.250% due 09/15/2016	1,500	1,552
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	2,000	2,381
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	3,000	2,912
Pemex Project Funding Master Trust
5.750% due 12/15/2015	7,000	6,921
9.125% due 10/13/2010	370	415
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,796
RH Donnelley Corp.
8.875% due 01/15/2016	3,500	3,627
SemGroup LP
8.750% due 11/15/2015	1,500	1,519
Service Corp. International
7.625% due 10/01/2018	1,500	1,549
Sino-Forest Corp.
9.125% due 08/17/2011	2,000	2,125
Southern Copper Corp.
7.500% due 07/27/2035	1,000	1,074
Supervalu, Inc.
7.500% due 11/15/2014	1,500	1,533
Verso Paper Holdings LLC
9.125% due 08/01/2014	1,500	1,530

		53,209

Utilities 1.2%
Cia Energetica de Sao Paulo
10.000% due 03/02/2011	2,000	2,162
Enersis S.A.
7.375% due 01/15/2014	2,000	2,152

		4,314

Total Corporate Bonds & Notes (Cost $69,577)		72,263

U.S. GOVERNMENT AGENCIES 243.9%
Fannie Mae
4.250% due 11/25/2024 - 03/25/2033	400	339
5.000% due 05/25/2016 - 12/01/2018	233	230
5.350% due 01/01/2023	85	84
5.500% due 08/25/2014 - 06/01/2036	17,165	16,975
5.750% due 06/25/2033	100	100
5.807% due 08/25/2043	2,500	2,531
6.000% due 02/25/2017 - 08/01/2036	23,073	23,211
6.000% due 01/25/2044 (c)	10,978	11,061
6.150% due 10/01/2031	40	41
6.354% due 12/01/2028	218	220
6.478% due 12/01/2025	182	184
6.486% due 04/01/2030	78	80
6.500% due 05/01/2013 - 08/01/2036	208,676	212,540
6.500% due 02/01/2028 - 06/25/2044 (c)	19,274	19,724
6.604% due 11/01/2027	149	151
6.650% due 03/01/2032	216	221
6.665% due 02/01/2032	37	38
6.845% due 12/01/2028	134	137
6.850% due 12/18/2027	124	128
6.922% due 02/01/2028	67	68
7.000% due 02/01/2015 - 11/25/2043	12,182	12,544
7.000% due 04/01/2030 - 03/25/2045 (c)	25,853	26,667
7.058% due 09/01/2028	49	49
7.065% due 03/01/2032	300	295
7.325% due 02/01/2030	84	85
7.343% due 02/01/2027	102	102
7.465% due 10/01/2031	11	11
7.500% due 06/01/2017 (c)	1,362	1,413
7.500% due 05/01/2022 - 06/25/2044	18,197	18,974
7.750% due 03/01/2031	90	91
7.815% due 12/01/2030	252	253
8.000% due 09/01/2024 - 07/01/2031	5,283	5,543
8.000% due 08/01/2032 (c)	5,319	5,636
8.500% due 04/01/2016 - 06/18/2027	2,793	3,017
9.000% due 12/01/2019 (c)	14,798	15,960
9.432% due 05/15/2021	2,040	2,228
9.994% due 07/15/2027	806	899
10.300% due 04/25/2019	119	125
Federal Housing Administration
7.430% due 06/01/2024	198	201

Freddie Mac
5.000% due 10/15/2016 - 02/15/2024	524	519
5.500% due 12/01/2031	538	532
5.587% due 04/01/2033	60	61
5.985% due 12/01/2026	51	52
6.000% due 10/15/2012 - 11/01/2036	169,917	170,898
6.000% due 12/15/2016 - 03/01/2033 (c)	13,101	13,285
6.500% due 11/01/2016 - 10/25/2043	121,706	124,328
6.500% due 03/25/2044 (c)	9,298	9,516
6.900% due 09/15/2023	3,059	3,174
6.950% due 07/15/2021	1,498	1,496
7.000% due 06/01/2008 - 10/25/2043	35,157	36,308
7.000% due 07/25/2032 - 06/01/2036 (c)	18,702	19,154
7.500% due 06/01/2025 - 02/25/2042	6,594	6,878
8.000% due 02/15/2022 - 12/01/2026	1,541	1,609
8.250% due 10/01/2007	4	4
8.500% due 10/01/2030	933	983
Government National Mortgage Association
5.500% due 04/20/2035 - 06/20/2035	976	948
6.500% due 06/20/2032 - 10/01/2036	125,148	128,278
7.000% due 02/15/2024 - 06/15/2026	399	413
7.000% due 03/20/2031 (c)	8,587	8,965
7.500% due 07/15/2007 - 02/15/2028	2,182	2,279
8.000% due 06/15/2016 - 03/20/2030	975	1,044
8.500% due 10/15/2016 - 02/15/2031	62	67
Small Business Administration
4.754% due 08/10/2014	1,754	1,714
5.038% due 03/10/2015	995	986
6.300% due 07/01/2013 - 06/01/2018	1,457	1,496
6.400% due 08/01/2013	326	333
7.200% due 06/01/2017	132	137
7.449% due 08/01/2010	144	152
7.540% due 08/10/2009	433	453
7.700% due 07/01/2016	88	92

Total U.S. Government Agencies (Cost $919,210)		918,310

PRIVATE MORTGAGE-BACKED SECURITIES 32.2%
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033	141	143
Countrywide Alternative Loan Trust
6.500% due 07/25/2035	2,453	2,472
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 11/25/2026 (c)	8,167	8,121
7.500% due 11/25/2034 (c)	5,743	5,984
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034 (c)	3,129	3,160
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,500	1,583
GMAC Mortgage Corp. Loan Trust
5.222% due 08/19/2034	1,338	1,319
GSAA Trust
6.000% due 04/01/2034 (c)	6,996	6,992
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (c)	7,565	7,633
7.500% due 06/19/2027	223	231
8.000% due 09/19/2027	3,043	3,209
GSR Mortgage Loan Trust
5.500% due 11/25/2035	5,000	4,852
6.500% due 01/25/2034 (c)	5,561	5,630
MASTR Alternative Loans Trust
6.500% due 03/25/2034	2,553	2,577
7.000% due 04/25/2034	605	607
MASTR Reperforming Loan Trust
7.000% due 05/25/2035 (c)	5,896	6,017
7.500% due 07/25/2035	8,417	8,817
Nomura Asset Acceptance Corp.
7.000% due 10/25/2034 (c)	4,882	5,034
7.500% due 03/25/2034 (c)	6,649	6,878
7.500% due 10/25/2034 (c)	14,647	15,364
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	340	343
7.000% due 08/25/2016 (c)	5,642	5,802
8.500% due 10/25/2031 (c)	2,286	2,385
8.500% due 11/25/2031	2,757	2,884
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	5,965	6,078
7.000% due 03/25/2034	776	785
7.500% due 04/25/2033	4,316	4,446
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	1,800	1,765

Total Private Mortgage-Backed Securities (Cost $123,426)		121,111

ASSET-BACKED SECURITIES 0.0%
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	63	66

Total Asset-Backed Securities (Cost $65)		66

SOVEREIGN ISSUES 14.4%
Brazilian Government International Bond
7.125% due 01/20/2037	7,580	7,872
8.000% due 01/15/2018	902	999
8.250% due 01/20/2034	4,000	4,686
8.750% due 02/04/2025	4,500	5,456
10.125% due 05/15/2027	1,538	2,096
10.500% due 07/14/2014	700	887
11.000% due 08/17/2040	2,500	3,296
Dominican Republic International Bond
9.040% due 01/23/2018	5,465	6,244
Jamaica Government International Bond
8.500% due 02/28/2036	1,000	1,017
10.625% due 06/20/2017	4,000	4,760
Pakistan Government International Bond
7.125% due 03/31/2016	2,000	2,011
Panama Government International Bond
9.375% due 07/23/2012	3,325	3,910

Russia Government International Bond
5.000% due 03/31/2030		937	1,052
11.000% due 07/24/2018		1,000	1,446
12.750% due 06/24/2028		300	541
Ukraine Government International Bond
7.650% due 06/11/2013		6,200	6,654
Venezuela Government International Bond
9.375% due 01/13/2034		1,000	1,254

Total Sovereign Issues (Cost $48,930)			54,181

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	1,000	1,347
Mexico Government International Bond
8.000% due 07/23/2008		12,100	8,466

Total Foreign Currency-Denominated Issues (Cost $9,294)			9,813

SHORT-TERM INSTRUMENTS 2.6%
Repurchase Agreements 1.9%
State Street Bank and Trust Co.
4.900% due 11/01/2006		$7,084	7,084
(Dated 10/31/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $7,226. Repurchase proceeds are $7,085.)
U.S. Treasury Bills 0.7%
4.806% due 11/30/2006 - 12/14/2006 (b)(d)(f)		2,725	2,711

Total Short-Term Instruments (Cost $9,795)			9,795

Purchased Options (h) 0.7% (Cost $2,706)			2,705

Total Investments (e) 315.6% (Cost $1,183,003)			$1,188,244
Other Assets and Liabilities (Net) (215.6%)			(811,758)

Net Assets 100.0%			$376,486

See accompanying notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average rate.

(c)	The average amount of borrowings outstanding during the nine-months ended October 31, 2006 was $113,779 at a weighted average interest rate of 5.07%. On October 31, 2006, securities valued at $210,381 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on October 31, 2006.

(e)	As of October 31, 2006, portfolio securities with an aggregate value of $11,018 were valued in good faith and pursuant to the guidelines established by the Board of Directors.

(f)	Securities with an aggregate market value of $1,468 have been segregated with the custodian to cover margin requirements for the following open futures contracts on October 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2006	801	$(488)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	588	(464)
U.S. Treasury 20-Year Bond December Futures	Short	12/2006	244	(499)

				$(1,451)

(g)	Swap agreements outstanding on October 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	4,200	$(257)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	9/15/2010		9,300	(257)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	2.500%	12/15/2035	JPY	555,000	159
Bank of America	3-month USD-LIBOR	Pay	4.570%	1/27/2015		$12,000	(464)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2008		8,300	(80)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.650%	6/21/2026		350,000	16,587
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.650%	6/21/2026		350,000	(23,123)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2026		26,000	(1,305)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.920%	8/21/2016		200,000	(785)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	6.200%	8/21/2016		200,000	784
UBS AG	3-month USD-LIBOR	Receive	5.800%	6/21/2026		350,000	(23,470)
UBS AG	6-month USD-LIBOR	Pay	5.800%	6/21/2026		350,000	23,825
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		47,400	(2,946)

							$(11,332)

(h)	Purchased options outstanding on October 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/21/2006	376	$7	$6
Call - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2006	588	11	9

				$18	$15

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 9-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.920%	8/17/2007	$200,000	$1,840	$2,397
Put - OTC 9-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	6.200%	8/17/2007	200,000	800	289

							$2,640	$2,686

Options on Securities

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.500% due 02/01/2032	Lehman Brothers, Inc.	$91.000	2/5/2007	$24,000	$3	$0
Put - OTC Fannie Mae 6.500% due 11/01/2036	Citibank N.A.	93.250	11/6/2006	175,000	20	0
Put - OTC Freddie Mac 6.000% due 02/01/32	Citibank N.A.	86.000	2/5/2007	90,000	11	2
Put - OTC Freddie Mac 6.500% due 02/01/32	Citibank N.A.	92.625	2/5/2007	50,000	6	2
Put - OTC Freddie Mac 6.000% due 11/01/2036	Wachovia Bank N.A.	86.000	11/6/2006	70,000	8	0

					$48	$4

(i)	Short sales outstanding on October 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.500%	11/1/2036	$75,000	$76,210	$76,453

(j)	Forward foreign currency contracts outstanding on October 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	7,617	12/2006	$(47)	$(47)
Sell	GBP	68	11/2006	(2)	(2)
Buy	JPY	422,122	11/2006	(100)	(100)

				$(149)	$(149)

(k)	Non-U.S. currency symbols utilized throughout the report are defined as follows:

EUR     Euro

GBP     Great Britain Pound

JPY      Japanese Yen

(l)	On October 31, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 12,989	$ (7,748)	$ 5,241

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	December 20, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	December 20, 2006